Basis of preparation and accounting policies - Additional information (Details) NumberOfCustomers in Thousands, € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€) segments NumberOfCustomers Country
Disclosure of significant accounting policies [table]
Name of reporting entity	ING Groep N.V.
Domicile of entity	Amsterdam, the Netherlands
Above number of days financial assets considered impaired	90 days
Number of reportable segments | segments	5
Exposure of loans for which payment holiday was granted	€ 15,300
Number of customers that have been granted payment holidays | NumberOfCustomers	137
Percent of granted payment holidays expire	99.80%
Economic Sector-Based Overlay	€ 341
Belgium And Netherlands [Member]
Disclosure of significant accounting policies [table]
Exposure of loans for which payment holiday was granted	€ 15,300
Percent of customers located in specific area, related to payment holidays	57.00%
Minimum [member]
Disclosure of significant accounting policies [table]
Number of countries in which entity operates | Country	40
Land and buildings held for own use [member] | Minimum [member]
Disclosure of significant accounting policies [table]
Useful lives or depreciation rates, property, plant and equipment	20 years
Land and buildings held for own use [member] | Maximum [member]
Disclosure of significant accounting policies [table]
Useful lives or depreciation rates, property, plant and equipment	50 years
Fixtures and fittings [member] | Minimum [member]
Disclosure of significant accounting policies [table]
Useful lives or depreciation rates, property, plant and equipment	4 years
Fixtures and fittings [member] | Maximum [member]
Disclosure of significant accounting policies [table]
Useful lives or depreciation rates, property, plant and equipment	10 years
Data processing equipment [member] | Minimum [member]
Disclosure of significant accounting policies [table]
Useful lives or depreciation rates, property, plant and equipment	2 years
Data processing equipment [member] | Maximum [member]
Disclosure of significant accounting policies [table]
Useful lives or depreciation rates, property, plant and equipment	5 years